Nature of Operations and Summary of Significant Accounting Policies (Schedule of Useful Lives of Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2015
In-process Research and Development [Member]
Indefinite Lived Intangible Assets Description	Indefinite
Developed Technology [Member]
Intangible asset, useful life	4 years
Patents [Member]
Intangible asset, useful life	8 years
Trademarks and Trade Names [Member]
Intangible asset, useful life	9 years
Customer Relationships [Member]
Intangible asset, useful life	9 years
Capitalized Software Development Costs [Member]
Intangible asset, useful life	5 years